Intangible Assets and Goodwill (Tables)	12 Months Ended
Jun. 30, 2020
Intangible assets and goodwill [abstract]
Continuity Schedule of Intangible Assets and Goodwill
The following is a continuity schedule of intangible assets and goodwill:

	June 30, 2020				June 30, 2019
	Cost	Accumulated amortization	Impairment	Net book value	Cost	Accumulated amortization	Net book value
Definite life intangible assets:
Customer relationships and distribution network	104,807	(29,209)	(4,203)	71,395	86,278	(14,710)	71,568
Permits and licenses	216,220	(29,260)	(105,345)	81,615	227,916	(18,588)	209,328
Patents	1,895	(477)	—	1,418	1,895	(293)	1,602
Intellectual property and know-how	82,500	(25,308)	(4,401)	52,791	82,500	(12,386)	70,114
Software	35,137	(3,472)	—	31,665	17,824	(1,172)	16,652
Indefinite life intangible assets:
Brand	148,399	—	(1,700)	146,699	148,399	—	148,399
Permits and licenses	170,098	—	(143,414)	26,684	170,703	—	170,703
Total intangible assets	759,056	(87,726)	(259,063)	412,267	735,515	(47,149)	688,366
Goodwill	3,213,513	—	(2,285,081)	928,432	3,172,550	—	3,172,550
Total	3,972,569	(87,726)	(2,544,144)	1,340,699	3,908,065	(47,149)	3,860,916

Changes in Net Book Value of Intangible Assets and Goodwill
The following summarizes the changes in the net book value of intangible assets and goodwill for the periods presented:

	Balance, June 30, 2019	Additions (2)	Disposals	Amortization	Impairment	Foreign currency translation	Balance, June 30, 2020
Definite life intangible assets:
Customer relationships and distribution network	71,568	18,529	—	(14,499)	(4,203)	—	71,395
Permits and licenses	209,328	493	(12,189)	(10,672)	(105,345)	—	81,615
Patents	1,602	—	—	(184)	—	—	1,418
Intellectual property and know-how	70,114	—	—	(12,922)	(4,401)	—	52,791
Software	16,652	17,313	—	(2,300)	—	—	31,665
Indefinite life intangible assets:
Brand	148,399	—	—	—	(1,700)	—	146,699
Permits and licenses (1)	170,703	—	—	—	(143,414)	(605)	26,684
Total intangible assets	688,366	36,335	(12,189)	(40,577)	(259,063)	(605)	412,267
Goodwill	3,172,550	38,178	—	—	(2,285,081)	2,785	928,432
Total	3,860,916	74,513	(12,189)	(40,577)	(2,544,144)	2,180	1,340,699

(1)
Indefinite life permits and licenses are predominantly held by the Company’s foreign subsidiaries. Given that these permits and licenses are connected to the subsidiary rather than a specific asset, there is no foreseeable limit to the period over which these assets are expected to generate future cash inflows for the Company.

(2)
Included in the $74.5 million additions is (i) a $13.5 million distribution network intangible asset and $38.2 million goodwill from the acquisition of Reliva (Note 12(a)(i)); (ii) $17.3 million from capitalized ERP costs; and (iii) $5.0 million from the acquisition of a customer list purchased through the issuance of common shares (Note 17(b)(i)).

	Balance, June 30, 2018 (2)	Additions from acquisitions	Additions (4)	Amortization	Impairment	Foreign currency translation	Balance, June 30, 2019
Definite life intangible assets:
Customer relationships	9,331	69,400	5,362	(12,486)	(39)	—	71,568
Permits and licenses	95,471	111,300	19,202	(16,645)	—	—	209,328
Patents	2,132	130	—	(204)	(456)	—	1,602
Intellectual property and know-how	—	82,500	—	(12,386)	—	—	70,114
Software (1)	—	—	17,824	(1,172)	—	—	16,652
Indefinite life intangible assets (3):
Brand	70,854	78,200	—	—	(655)	—	148,399
Permits and licenses	22,544	153,702	—	—	(3,962)	(1,581)	170,703
Total intangible assets	200,332	495,232	42,388	(42,893)	(5,112)	(1,581)	688,366
Goodwill	760,744	2,416,940	—	—	(3,890)	(1,244)	3,172,550
Total	961,076	2,912,172	42,388	(42,893)	(9,002)	(2,825)	3,860,916

(1)
During the year ended June 30, 2019, capitalized ERP costs with a net book value of $2.1 million were reclassified in accordance with IAS 38 - Intangible Assets from computer software & equipment in property, plant and equipment owned assets (Note 10) to intangible assets.

(2)
In accordance with IFRS 3 - Business Combinations, acquisition date fair values assigned to intangible assets have been adjusted, within the applicable measurement period, where new information is obtained about facts and circumstances that existed at the acquisition date (Note 12). Related amortization amounts have also been adjusted to reflect the outcomes of the finalized business combination purchase price allocations.

(3)
Indefinite life permits and licenses are predominantly held by the Company’s foreign subsidiaries. Given that these permits and licenses are connected to the subsidiary rather than a specific asset, there is no foreseeable limit to the period over which these assets are expected to generate future cash inflows for the Company.

(4)
Included in the $42.4 million additions are $4.5 million and $5.4 million for the acquisition of an operating license and customer list, respectively, purchased through the issuance of common shares (Note 17(b)(i)).

Key Assumptions Used in Impairment Testing

Accounting Policy

The Company defines biological assets as cannabis plants up to the point of harvest. Biological assets are measured at fair value less costs to sell at the end of each reporting period in accordance with IAS 41 - Agriculture using the income approach. The Company utilizes an income approach to determine the fair value less cost to sell at a specific measurement date, based on the existing cannabis plants’ stage of completion up to the point of harvest. The stage of completion is determined based on the specific date of clipping the mother plant, the period-end reporting date, the average growth rate for the strain and facility environment and is calculated on a weighted average basis for the number of plants in the specific lot. The following inputs and assumptions are all categorized within Level 3 on the fair value hierarchy and were used in determining the fair value of biological assets:

Inputs and assumptions	Description	Correlation between inputs and fair value
Average selling price per gram
Represents the average selling price per gram of dried cannabis net of excise taxes, where applicable, for the period for all strains of cannabis sold, which is expected to approximate future selling prices.
If the average selling price per gram were higher (lower), estimated fair value would increase (decrease).
Average attrition rate	Represents the weighted average number of plants culled at each stage of production.	If the average attrition rate was lower (higher), estimated fair value would increase (decrease).
Weighted average yield per plant	Represents the weighted average number of grams of dried cannabis inventory expected to be harvested from each cannabis plant.	If the weighted average yield per plant was higher (lower), estimated fair value would increase (decrease).
Standard cost per gram to complete production	Based on actual production costs incurred divided by the grams produced in the period.	If the standard cost per gram to complete production was lower (higher), estimated fair value would increase (decrease).
Stage of completion in the production process	Calculated by taking the weighted average number of days in production over a total average grow cycle of approximately twelve weeks.	If the number of days in production was higher (lower), estimated fair value would increase (decrease).

Production costs are capitalized to biological assets and include all direct and indirect costs relating to biological transformation. Costs include direct costs of production, such as labor, growing materials, as well as indirect costs such as indirect labor and benefits, quality control costs, depreciation on production equipment, and overhead expenses including rent and utilities.

The following table outlines the key assumptions used in calculating the recoverable amount for each CGU and operating segment tested for impairment as at June 30, 2020 and June 30, 2019:

	Indefinite Life Intangible Impairment Testing			Goodwill Impairment Testing
	Canadian Cannabis CGU	European Cannabis CGU	Latin American CGU	Cannabis Operating Segment	U.S CBD CGU(1)
June 30, 2020
Terminal value growth rate	3.0%	3.0%	n/a	3.0%	3.0%
Discount rate	16.1%	16.0%	n/a	16.1%	20.3%
Budgeted revenue growth rate (average of next five years)	44.9%	75.0%	n/a	45.4%	212.4%
Fair value less cost to dispose	$1,956,844	$113,703	n/a	$2,188,056	$54,367

June 30, 2019
Terminal value growth rate	3.0%	3.0%	1.9%	3.0%	n/a
Discount rate	11.5%	18.5%	28.4%	13.5%	n/a
Budgeted revenue growth rate (average of next five years)	69.5%	88.7%	60.5%	78.6%	n/a
Fair value less cost to dispose	$4,287,265	$50,707	$299,012	$6,037,423	n/a

(1)	Goodwill is a result of the Company’s acquisition of Reliva (Note 12(a)(i)) on May 28, 2020; no comparative period information is presented.
Key assumptions used in calculating the recoverable amount for each CGU tested for impairment as at December 31, 2019 is outlined in the following table:

	Canadian Cannabis CGU	Latin American CGU	European Hemp CGU	Analytical Testing CGU
Terminal value growth rate	3.0%	3.0%	3.0%	3.0%
Discount Rate	11.5%	31.8%	15.0%	14.0%
Budgeted Revenue growth rate (average of next five years)	50.6%	3.0%	13.5%	12.5%
Fair Value Less Cost to Dispose	$3,712,967	$12,386	$11,572	$8,064